SCHEDULE OF INVESTMENTS
Natural Resources (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Materials – 3.0%
BHP Group plc	91	$2,632

Total Australia - 3.0%		$2,632

Brazil
Energy – 1.3%
Petroleo Brasileiro S.A. - Petrobras ADR	137	1,161

Total Brazil - 1.3%		$1,161

Canada
Energy – 2.5%
Cameco Corp.	27	448
Canadian Natural Resources Ltd.	57	1,747

		2,195

Industrials – 2.8%
Canadian Pacific Railway Ltd.(A)	6	2,397

Materials – 6.1%
Agnico-Eagle Mines Ltd.	11	664
Barrick Gold Corp.	67	1,324
Franco-Nevada Corp.	13	1,631
Kirkland Lake Gold Ltd.	9	310
Pan American Silver Corp.	12	363
Wheaton Precious Metals Corp.	26	985

		5,277

Total Canada - 11.4%		$9,869

Chile
Materials – 0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	11	584

Total Chile - 0.7%		$584

France
Energy – 2.5%
Total S.A. ADR	46	2,130

Materials – 1.4%
L Air Liquide S.A.	8	1,246

Total France - 3.9%		$3,376

Germany
Utilities – 0.9%
RWE Aktiengesellschaft	20	775

Total Germany - 0.9%		$775

Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(B)(C)	1,900	—	*

Total Hong Kong - 0.0%		$—	*

India
Energy – 2.3%
Reliance Industries Ltd.	76	1,996

Total India - 2.3%		$1,996

Portugal
Energy – 1.6%
Galp Energia SGPS S.A., Class B	117	1,356

Total Portugal - 1.6%		$1,356

South Africa
Materials – 1.8%
Mondi plc	62	1,584

Total South Africa - 1.8%		$1,584

United Kingdom
Materials – 6.4%
Anglo American plc	45	1,756
Croda International plc	13	1,135
Rio Tinto plc	35	2,644

		5,535

Total United Kingdom - 6.4%		$5,535

United States
Consumer Staples – 3.7%
Bunge Ltd.	23	1,849
Tyson Foods, Inc.	18	1,374

		3,223

Energy – 29.3%
Cabot Oil & Gas Corp.	47	881
Chevron Corp.	20	2,106
ConocoPhillips	44	2,350
Diamondback Energy, Inc.	31	2,259
Enterprise Products Partners L.P.	76	1,672
EOG Resources, Inc.	42	3,061
Magellan Midstream Partners L.P.	30	1,311
Marathon Petroleum Corp.	39	2,060
Phillips 66	43	3,466
Pioneer Natural Resources Co.	14	2,275
Schlumberger Ltd.	55	1,485
Valero Energy Corp.	33	2,398

		25,324

Industrials – 6.8%
Tetra Tech, Inc.	8	1,127
Union Pacific Corp.	10	2,277
Waste Management, Inc.	11	1,426
Xylem, Inc.	10	1,096

		5,926

Information Technology – 1.4%
Enphase Energy, Inc.(B)	7	1,173

Materials – 22.5%
Air Products and Chemicals, Inc.	5	1,397
Albemarle Corp.	6	809
AptarGroup, Inc.	7	1,025
Avery Dennison Corp.	9	1,598
Ball Corp.	10	842
Danimer Scientific, Inc. Class A(B)	6	236
Ecolab, Inc.	5	1,101
FMC Corp.	14	1,590
Huntsman Corp.	24	687
Martin Marietta Materials, Inc.	3	1,114
Newmont Corp.	11	687
Packaging Corp. of America	10	1,286
PPG Industries, Inc.	9	1,371
Scotts Miracle-Gro Co. (The)	3	677
Sherwin-Williams Co. (The)	2	1,483
Southern Copper Corp.	28	1,869
Steel Dynamics, Inc.	33	1,664

		19,436

Utilities – 2.1%
American Water Works Co., Inc.	5	739
NextEra Energy, Inc.	14	1,066

		1,805

Total United States - 65.8%		$56,887

TOTAL COMMON STOCKS – 99.1%		$85,755

(Cost: $83,027)

RIGHTS
Chile – 0.0%
Sociedad Quimica y Minera de Chile S.A. ADR	2	6

TOTAL RIGHTS – 0.0%		$6

(Cost: $4)

SHORT-TERM SECURITIES

Money Market Funds(D) – 3.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%	1,060	1,060
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(E)	2,205	2,205

		3,265

TOTAL SHORT-TERM SECURITIES – 3.8%		$3,265

(Cost: $3,265)

TOTAL INVESTMENT SECURITIES – 102.9%		$89,026

(Cost: $86,296)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.9)%		(2,494)

NET ASSETS – 100.0%		$86,532

Notes to Schedule of Investments

*    Not shown due to rounding.

(A) All or a portion of securities with an aggregate value of $2,162 are on loan.

(B) No dividends were paid during the preceding 12 months.

(C) Securities whose value was determined using significant unobservable inputs.

(D) Rate shown is the annualized 7-day yield at March 31, 2021.

(E) Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$85,755	$—	$—	*
Rights	6	—	—
Short-Term Securities	3,265	—	—
Total	$89,026	$—	$—	*

During the period ended March 31, 2021, there were no transfers in or out of level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$86,296

Gross unrealized appreciation	11,286
Gross unrealized depreciation	(8,556)

Net unrealized appreciation	$2,730